UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    April 27, 2012

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 86

Form 13F information table value total: $182,407,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    4,106       46,030 SH   SOLE              0   0   46,030
Abbott Labs                    COM      002824 10 0    3,075       50,184 SH   SOLE              0   0   50,184
Adobe Sys Inc	             COM      00724F 10 1      996       29,040 SH   SOLE              0   0   29,040
Amgen Inc.                     COM      031162 10 0    1,784       26,257 SH   SOLE              0   0   26,257
Anadarko Petroleum             COM      032511 10 7      858       10,958 SH   SOLE              0   0   10,958
Anheuser Busch Inbev S.A.      COM      03524A 10 8    1,477       20,315 SH   SOLE              0   0   20,315
Apple Computer                 COM      037833 10 0    2,497        4,166 SH   SOLE              0   0    4,166
AT&T Corp                  COM NEW      00206R 10 2    3,676      117,735 SH   SOLE              0   0  117,735
Auto Data Processing In        COM      053015 10 3    2,181       39,532 SH   SOLE              0   0   39,532
Bank of America Corporation    COM      060505 10 4      291       30,454 SH   SOLE              0   0   30,454
Baxter Intl Inc                COM      071813 10 9    3,553       59,438 SH   SOLE              0   0   59,438
Becton Dickinson & Co          COM      075887 10 9    2,965	 38,188 SH   SOLE              0   0   38,188
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,412       17,407 SH   SOLE              0   0   17,407
Boeing Co                      COM      097023 10 5    3,429       46,111 SH   SOLE              0   0   46,111
BP Plc                         COM      055622 10 4      293        6,517 SH   SOLE              0   0    6,517
BRE Properties Inc.	       COM      05564E 10 6      202        4,000 SH   SOLE              0   0    4,000
CSX Corp.                      COM      126408 10 3    1,575       73,200 SH   SOLE              0   0   73,200
Caterpillar Inc                COM      149123 10 1	   652        6,125 SH   SOLE              0   0    6,125
Chevron Corp New               COM      166764 10 0    5,585       52,100 SH   SOLE              0   0   52,100
Cisco Sys Inc       COM      17275R 10 2    3,133      148,166 SH   SOLE              0   0  148,166
Coca Cola Co                   COM      191216 10 0    2,418       32,679 SH   SOLE              0   0   32,679
ConocoPhillips                 COM      20825C 10 4    2,284       30,059 SH   SOLE              0   0   30,059
Corning Inc                    COM      219350 10 5    1,924      136,705 SH   SOLE              0   0  136,705
Costco Whsl Corp New           COM      22160Q 10 2    3,233       35,611 SH   SOLE              0   0   35,611
Disney Walt Co.                COM      254687 10 6    2,465       56,317 SH   SOLE              0   0   56,317
Dr Pepper Snapple Group        COM      26138E 10 9      792       19,704 SH   SOLE              0   0   19,704
EMC Corp Mass                  COM      268648 10 2    2,494       83,474 SH   SOLE              0   0   83,474
Ebay Inc                       COM      278642 10 3    1,061       28,770 SH   SOLE              0   0   28,770
Electronic Arts Inc            COM      285512 10 9      392       23,813 SH   SOLE              0   0   23,813
Emerson Elec Co                COM      291011 10 4    2,689       51,548 SH   SOLE              0   0   51,548
Exxon Mobil Corp               COM      30231G 10 2    5,438       62,711 SH   SOLE              0   0   62,711
Frontier Communications        COM      35906A 10 8      285       68,450 SH   SOLE              0   0   68,450
General Electric Co            COM      369604 10 3    3,042      151,593 SH   SOLE              0   0  151,593
Gilead Sciences Inc.           COM      375558 10 3      826       16,915 SH   SOLE              0   0   16,915
Google Inc.                  CL  A      38259P 50 8    3,102        4,838 SH   SOLE              0   0    4,838
Hewlett-Packard Co             COM      428236 10 3    2,185       91,722 SH   SOLE              0   0   91,722
Home Depot Inc                 COM      437076 10 2    2,066       41,078 SH   SOLE              0   0   41,078
Honeywell Int'l.               COM      438516 10 6      480        7,870 SH   SOLE              0   0    7,870
Hubbell Inc                  CL  A      443510 10 2    1,784       23,595 SH   SOLE              0   0   23,595
Hubbell Inc                  CL  B      443510 20 1    1,163       14,810 SH   SOLE              0   0   14,810
Hutton Tele Trust      COM      447900 10 1       73       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    6,798      241,818 SH   SOLE              0   0  241,818
Intl Business Machs            COM      459200 10 1    9,922       47,554 SH   SOLE              0   0   47,554
Intl Game Technolog            COM      459902 10 2      852       50,765 SH   SOLE              0   0   50,765
Intuit Inc.	                   COM	    461202 10 3    1,067       17,750 SH   SOLE              0   0   17,750
Iron Mountain Inc.             COM      462846 10 6    1,417       49,228 SH   SOLE              0   0   49,228
Johnson & Johnson              COM      478160 10 4    4,324       65,562 SH   SOLE              0   0   65,562
Kroger Company                 COM      501044 10 1      248       10,268 SH   SOLE              0   0   10,268
Lilly Eli & Co.                COM      532457 10 8    1,839       45,694 SH   SOLE              0   0   45,694
Masco Corp                     COM      574599 10 6      263       19,725 SH   SOLE              0   0   19,725
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    3,222       59,207 SH   SOLE              0   0   59,207
Medtronic Inc                  COM      585055 10 6    1,527       38,969 SH   SOLE              0   0   38,969
Merck & Co Inc                 COM      589331 10 7    1,062       27,674 SH   SOLE              0   0   27,674
Microsoft Corp                 COM      594918 10 4    3,782      117,278 SH   SOLE              0   0  117,278
Mueller Water Products        CL A      624758 10 8       95       28,764 SH   SOLE              0   0   28,764
Nike Inc.                     CL B      654106 10 3    2,223       20,503 SH   SOLE              0   0   20,503
Oracle Corp		             COM      68389X 10 5    1,077       36,948 SH   SOLE              0   0   36,948
Pentair Inc.                   COM      709631 10 5    1,486       31,226 SH   SOLE              0   0   31,226
Pepsico Inc                    COM      713448 10 8    5,293       79,783 SH   SOLE              0   0   79,783
Pfizer Inc                     COM      717081 10 3    4,620      204,036 SH   SOLE              0   0  204,036
Philip Morris Intl Inc.        COM	    718172 10 9      381        4,300 SH	 SOLE              0   0    4,300
Procter & Gamble Co            COM      742718 10 9    4,520       67,260 SH   SOLE              0   0   67,260
Qualcomm Inc.                  COM      747525 10 3    2,193       32,235 SH   SOLE              0   0   32,235
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      530        7,570 SH   SOLE              0   0    7,570
Safeway Inc.                   COM      786514 20 8      872       43,150 SH   SOLE              0   0   43,150
Schlumberger Ltd               COM      806857 10 8    4,463       63,835 SH   SOLE              0   0   63,835
Snap On Inc                    COM      833034 10 1    1,274       20,910 SH   SOLE              0   0   20,910
Spectra Energy Corp            COM      847560 10 9    1,230       39,009 SH   SOLE              0   0   39,009
Starbucks Corp                 COM      855244 10 9    2,563       45,871 SH   SOLE              0   0   45,871
Sysco Corp                     COM      871829 10 7    2,488       83,338 SH   SOLE              0   0   83,338
Target Corp                    COM      87612e 10 6    4,152       71,257 SH   SOLE              0   0   71,257
Time Warner Inc                COM      887317 10 5      321        8,529 SH   SOLE              0   0    8,529
Union Pac Corp                 COM      907818 10 8    2,292       21,325 SH   SOLE              0   0   21,325
United Natural Foods Inc       COM      911163 10 3      381        8,175 SH   SOLE              0   0    8,175
United Parcel Service Inc      COM      911312 10 6    3,523       43,653 SH 	 SOLE              0   0   43,653
USX Marathon Group             COM      565849 10 6      228        7,200 SH   SOLE              0   0    7,200
Vanguard REIT                  ETF      922908 55 3      238        3,750 SH   SOLE              0   0    3,750
Verizon Communications         COM      92343v 10 4    2,680       70,113 SH   SOLE              0   0   70,113
Visa Inc                      CL A      92826C 83 9    2,967       25,145 SH   SOLE              0   0   25,145
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,551       92,228 SH   SOLE              0   0   92,228
Wal Mart Stores Inc            COM      931142 10 3    1,591       26,010 SH   SOLE              0   0   26,010
Walgreen Co.                   COM      931422 10 9    2,179       65,070 SH   SOLE              0   0   65,070
Watts Water Tech Inc.         CL A      942749 10 2    1,034       25,385 SH   SOLE              0   0   25,385
Wells Fargo & Company          COM      949746 10 1      584       17,123 SH   SOLE              0   0   17,123
Yahoo Inc                      COM      984332 10 6      552       36,293 SH   SOLE              0   0   36,293
Zimmer Hldgs Inc               COM      98956P 10 2    1,567       24,387 SH   SOLE              0   0   24,387
